INVESTMENTS - Schedule of investments categorized by investment class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost method and equity method investments
Cost of equity investments without readily determinable fair value	$ 8,612	$ 8,678
Net amount in accumulated impairment	5,686	5,625
Impairment recognized	0	132	$ 1,408
Loss (gain) from equity method investments	$ (1)	(20)	$ (295)
Beijing Weisaishidai Sports Technology Co., Ltd
Cost method and equity method investments
Impairment recognized		1,408
Beijing Dark Horse Venture Capital Center. L.P
Cost method and equity method investments
Impairment recognized		$ 132